Pensions and Post-retirement Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ (208,550)	$ (184,117)	$ (180,736)
Service costs incurred	8,356	10,420	10,494
Interest costs on projected benefit obligation	8,442	7,017	9,044
Expected return on plan assets	(8,354)	(7,550)	(10,719)
Amortization of prior service credit	(791)	(1,350)	(1,350)
Amortization of transitional obligation	40	40	40
Fourth quarter expense recognition of actuarial loss in excess of corridor	1,020	2,620	11,189
Defined Benefit Plan, Actuarial Net (Gains) Losses	21,462	(2,382)
Defined Benefit Plan, Benefits Paid	(9,133)	(12,849)
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation	495	0
Defined Benefit Plan, Effect of Settlements and Curtailments on Accumulated Benefit Obligation	(2,842)	0
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(2,329)	1,110
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements	0	0	4,930
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	(2,806)	0	0
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	(2,347)	1,175
Net periodic pension expense (income)	5,907	11,197	23,628
2015	10,682
2016	11,709
2017	11,733
2018	11,250
2019	11,580
2020-2024	55,188
Defined Benefit Plan, Fair Value of Plan Assets	189,056	165,741	161,134
Defined Benefit Plan, Actual Return on Plan Assets	22,293	4,066
Defined Benefit Plan, Contributions by Employer	12,484	12,280
Defined Benefit Plan, Funded Status of Plan	(19,494)	(18,376)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	0	(4,173)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	20,160	16,704
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Transition Assets (Obligations), before Tax	0	119
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	20,160	12,650
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	189,056	165,741
Interest-bearing Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,940	6,540
Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	58,053	53,194
Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 127,063	$ 106,007
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.20%	4.90%
Defined Benefit Plan, Contributions by Employer	$ 10,000	$ 10,000	65,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.70%	5.40%
United States Pension Plans of US Entity, Defined Benefit [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	24.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	76.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.80%	4.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.90%	5.00%
Foreign Pension Plans, Defined Benefit [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	50.00%
Foreign Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	43.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.20%	4.90%
Defined Benefit Plan, Benefit Obligation	$ (9,645)	$ (8,815)	(10,425)
Service costs incurred	16	23	21
Interest costs on projected benefit obligation	412	399	466
Fourth quarter expense recognition of actuarial loss in excess of corridor	439	0	802
Defined Benefit Plan, Actuarial Net (Gains) Losses	1,407	(1,047)
Defined Benefit Plan, Benefits Paid	(1,005)	(985)
Net periodic pension expense (income)	867	422	$ 1,289
2015	772
2016	769
2017	766
2018	760
2019	727
2020-2024	3,288
Defined Benefit Plan, Funded Status of Plan	(9,645)	(8,815)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	$ (964)	$ 4
Expected return on plan assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Change Due to Subsequent Interim Measurement	0.052
Discount rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Change Due to Subsequent Interim Measurement	0.047